Taxes - Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense [Abstract]
China Statutory income tax rate		$ (352,226)	$ (130,915)
Non-PRC entities not subject to PRC tax	[1]	184,003	102,098
Non-deductible expenses - permanent difference		2,148
Change in valuation allowance		166,075	28,817
Effective tax rate

[1]	Represents the tax losses incurred from operations outside of China.